Share-Based Compensation (Details) - Options - Parent Issuer UHS $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Nov. 04, 2014 USD ($) $ / shares	Dec. 31, 2017 USD ($) item $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Stock-based compensation
Shares authorized under the plan | shares		43,900
Contractual term		10 years
Vesting period		6 years
Portion of awards having fixed vesting schedules | item		0.50
Portion of awards vesting upon achievement of established performance targets | item		0.50
Option price (in dollars per share)	$ 0.71
Original exercise price, minimum (in dollars per share)		$ 1.00
Original exercise price, maximum (in dollars per share)		$ 1.83
Incremental cost | $	$ 1,700
Allocated Share-based Compensation Expense | $		$ 100	$ 100	$ 200
Number of Options
Outstanding at the beginning of the period (in shares) | shares		36,973	33,889
Granted (in shares) | shares		1,518	6,973
Exercised (in shares) | shares		(123)	(122)
Forfeited or expired (in shares) | shares		(695)	(3,767)
Outstanding at the end of the period (in shares) | shares		37,673	36,973	33,889
Exercisable at the end of the period (in shares) | shares		20,845
Remaining authorized options available for issue | shares		5,768
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)		$ 0.77	$ 0.71
Granted (in dollars per share)		1.19	1.02
Exercised (in dollars per share)		0.76	0.71
Forfeited or expired (in dollars per share)		0.77	0.71
Outstanding at the end of the period (in dollars per share)		0.79	$ 0.77	$ 0.71
Exercisable at the end of the period (in dollars per share)		$ 0.75
Aggregate intrinsic value
Outstanding | $		$ 40,875	$ 9,315	$ 10,506
Exercised | $		137	$ 38
Exercisable | $		$ 23,266
Weighted average remaining contractual term
Outstanding		6 years 9 months 18 days	7 years 9 months 18 days	8 years 10 months 24 days
Exercisable		6 years 9 months 18 days